Share Capital - Range of Exercise Prices of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	50,806	52,410	62,300
Weighted average remaining term (years)	2 years 10 months 24 days
Weighted average exercise price (in CAD per share)	$ 33.90	$ 26.80	$ 21.19
Stock options exercisable (in shares) | shares	10,033	7,344
Weighted average exercise price (in CAD per share)	$ 26.67	$ 21.07
$10.38 – $14.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	6,890
Weighted average remaining term (years)	1 year 25 days
Weighted average exercise price (in CAD per share)	$ 13.98
Stock options exercisable (in shares) | shares	2,203
Weighted average exercise price (in CAD per share)	$ 12.91
$10.38 – $14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	10.38
$10.38 – $14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 14.99
$15.00 – $19.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,848
Weighted average remaining term (years)	3 months 21 days
Weighted average exercise price (in CAD per share)	$ 18.65
Stock options exercisable (in shares) | shares	1,684
Weighted average exercise price (in CAD per share)	$ 17.94
$15.00 – $19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	15.00
$15.00 – $19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 19.99
$20.00 - $24.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,203
Weighted average remaining term (years)	1 year 5 months 23 days
Weighted average exercise price (in CAD per share)	$ 20.24
Stock options exercisable (in shares) | shares	1,474
Weighted average exercise price (in CAD per share)	$ 20.15
$20.00 - $24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.00
$20.00 - $24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 24.99
$25.00 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	686
Weighted average remaining term (years)	2 years 10 months 9 days
Weighted average exercise price (in CAD per share)	$ 27.12
Stock options exercisable (in shares) | shares	169
Weighted average exercise price (in CAD per share)	$ 27.12
$25.00 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	25.00
$25.00 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	5,923
Weighted average remaining term (years)	2 years 6 months
Weighted average exercise price (in CAD per share)	$ 32.47
Stock options exercisable (in shares) | shares	1,150
Weighted average exercise price (in CAD per share)	$ 32.39
$30.00 - $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.99
$35.00 – $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	13,146
Weighted average remaining term (years)	3 years 2 months 4 days
Weighted average exercise price (in CAD per share)	$ 39.24
Stock options exercisable (in shares) | shares	2,612
Weighted average exercise price (in CAD per share)	$ 38.86
$35.00 – $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 – $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	11,134
Weighted average remaining term (years)	4 years 4 months 9 days
Weighted average exercise price (in CAD per share)	$ 42.57
Stock options exercisable (in shares) | shares	13
Weighted average exercise price (in CAD per share)	$ 42.20
$40.00 - $44.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	5,651
Weighted average remaining term (years)	4 years 6 months
Weighted average exercise price (in CAD per share)	$ 48.04
Stock options exercisable (in shares) | shares	728
Weighted average exercise price (in CAD per share)	$ 48.53
$45.00 - $49.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 – $52.98
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	325
Weighted average remaining term (years)	5 years 3 months 18 days
Weighted average exercise price (in CAD per share)	$ 52.98
Stock options exercisable (in shares) | shares	0
Weighted average exercise price (in CAD per share)	$ 0
$50.00 – $52.98 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 – $52.98 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 52.98